Interim Condensed Consolidated Statements of Changes In Shareholders' Equity (Deficiency) (Unaudited) - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses) [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Issued capital [member]	Reserve of equity component of convertible instruments [member]	Share premium [member]	Non-controlling interests [member]	Ordinary shares [member]	Preference shares [member]	Total
Balance at Mar. 31, 2017	$ 259,571	$ (1,749,471)		$ 70,361	$ 1,070,076	$ 128,363		$ 13,508	$ 58,266		$ 1,070,076	$ 128,363
Statement Line Items [Line Items]
Adjustment for revision	(14,208)
Adjustment for adoption of IFRS 9 and IFRS 15
PROFIT (LOSS) FOR THE PERIOD	243,449									9,352			$ 252,801
Dividends and distributions declared and paid		(64,752)
Other comprehensive income (loss)				(8,054)
Share-based awards exercised					11,015				(11,015)
Repurchase and cancellation of shares					(11,941)
Shares issued for cash						5,195
Shares issuance costs						(650)
Add:Share-based compensation expense									18,628
Non-cash deferred share grant distributions									33
Less: Purchase of non-controlling interest									(102,793)
Share-based compensation adjustment									(5,504)
Distributions to non-controlling shareholders										(9,352)
Foreign exchange impact on non-controlling interest
Balance at Dec. 31, 2017	488,812	(1,814,223)	$ (1,325,411)	62,307	1,069,150	132,908	$ 1,202,058	13,508	(42,385)				(89,923)
Balance at Mar. 31, 2017	259,571	(1,749,471)		70,361	1,070,076	128,363		13,508	58,266		1,070,076	128,363
Statement Line Items [Line Items]
Share-based awards exercised											11,954
Repurchase and cancellation of shares											(11,941)
Shares issued for cash												9,260
Shares issuance costs												(852)
Balance at Mar. 31, 2018	754,639	(1,835,778)		91,934	1,079,055	136,771	1,215,826	13,029	(22,693)	(422)	1,079,055	136,771	216,535
Balance at Sep. 30, 2017	280,357	(1,792,722)		57,800	1,068,809	132,908		13,508	(43,222)
Statement Line Items [Line Items]
Adjustment for adoption of IFRS 9 and IFRS 15
PROFIT (LOSS) FOR THE PERIOD	208,455									(40)			208,415
Dividends and distributions declared and paid		(21,501)
Other comprehensive income (loss)				4,507
Share-based awards exercised					341				(341)
Repurchase and cancellation of shares
Shares issued for cash
Shares issuance costs
Add:Share-based compensation expense									1,665
Non-cash deferred share grant distributions									11
Less: Purchase of non-controlling interest									(495)
Share-based compensation adjustment									(3)
Distributions to non-controlling shareholders										40
Foreign exchange impact on non-controlling interest
Balance at Dec. 31, 2017	488,812	(1,814,223)	(1,325,411)	62,307	1,069,150	132,908	1,202,058	13,508	(42,385)				(89,923)
Balance at Mar. 31, 2018	754,639	(1,835,778)		91,934	1,079,055	136,771	1,215,826	13,029	(22,693)	(422)	1,079,055	136,771	216,535
Statement Line Items [Line Items]
Adjustment for adoption of IFRS 9 and IFRS 15	20,712			(17,863)
PROFIT (LOSS) FOR THE PERIOD	(110,313)									(145)			(110,458)
Dividends and distributions declared and paid		(66,026)
Other comprehensive income (loss)				13,592
Share-based awards exercised					8,471				(8,471)		8,471
Repurchase and cancellation of shares
Shares issued for cash						10,447						10,447
Shares issuance costs						(253)						(253)
Add:Share-based compensation expense									4,706
Non-cash deferred share grant distributions									51
Less: Purchase of non-controlling interest									1,493
Share-based compensation adjustment									(1,080)
Distributions to non-controlling shareholders
Foreign exchange impact on non-controlling interest										152
Balance at Dec. 31, 2018	665,037	(1,901,804)	(1,236,767)	87,663	1,087,526	146,965	1,234,491	13,029	(25,994)	(415)	1,087,526	146,965	72,007
Balance at Sep. 30, 2018	712,588	(1,880,370)		69,458	1,085,991	146,984		13,029	(25,186)	(399)
Statement Line Items [Line Items]
Adjustment for adoption of IFRS 9 and IFRS 15
PROFIT (LOSS) FOR THE PERIOD	(47,551)									(34)			(47,585)
Dividends and distributions declared and paid		(21,434)
Other comprehensive income (loss)				18,205
Share-based awards exercised					1,535				(1,535)
Repurchase and cancellation of shares
Shares issued for cash
Shares issuance costs						(19)
Add:Share-based compensation expense									1,437
Non-cash deferred share grant distributions									20
Less: Purchase of non-controlling interest									77
Share-based compensation adjustment									(807)
Distributions to non-controlling shareholders
Foreign exchange impact on non-controlling interest										18
Balance at Dec. 31, 2018	$ 665,037	$ (1,901,804)	$ (1,236,767)	$ 87,663	$ 1,087,526	$ 146,965	$ 1,234,491	$ 13,029	$ (25,994)	$ (415)	$ 1,087,526	$ 146,965	$ 72,007